UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2016

Date of reporting period: July 31, 2016

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND	HAVERFORD QUALITY
GROWTH STOCK FUND
JULY 31, 2016
(UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 99.7%
	Shares	Value
CONSUMER DISCRETIONARY — 14.5%
Comcast, Cl A	88,700	$5,965,075
TJX	105,700	8,637,804
Twenty-First Century Fox	154,495	4,176,000
Walt Disney	67,004	6,429,034

		25,207,913

CONSUMER STAPLES — 17.2%
Anheuser-Busch InBev ADR	37,100	4,802,224
Coca-Cola	89,500	3,904,885
CVS Health	88,921	8,244,755
Mondelez International, Cl A	23,500	1,033,530
PepsiCo	54,600	5,947,032
Procter & Gamble	69,600	5,957,064

		29,889,490

ENERGY — 6.0%
Exxon Mobil	56,402	5,016,958
Schlumberger	67,000	5,394,840

		10,411,798

FINANCIAL SERVICES — 12.6%
BlackRock, Cl A	18,900	6,922,125
JPMorgan Chase	109,450	7,001,517
Wells Fargo	169,395	8,125,878

		22,049,520

HEALTH CARE — 22.4%
AmerisourceBergen, Cl A	41,100	3,501,309
Baxter International	65,000	3,121,300
Becton Dickinson	33,600	5,913,600
Gilead Sciences	40,255	3,199,065
Johnson & Johnson	62,450	7,820,613
Medtronic	82,500	7,229,475
UnitedHealth Group	57,200	8,191,040

		38,976,402

INDUSTRIAL — 7.1%
United Technologies	72,510	7,805,702
WW Grainger	21,000	4,595,850

		12,401,552

INFORMATION SERVICES — 15.2%
Accenture, Cl A	61,155	6,898,895
Apple	66,780	6,959,144
MasterCard, Cl A	78,400	7,466,816

1

THE ADVISORS’ INNER CIRCLE FUND	HAVERFORD QUALITY
GROWTH STOCK FUND
JULY 31, 2016
(UNAUDITED)

COMMON STOCK — continued
	Shares	Value
INFORMATION SERVICES — continued
Oracle	126,290	$5,182,942

		26,507,797

MATERIALS — 4.7%
Air Products & Chemicals	21,770	3,252,873
E.I. du Pont de Nemours	71,064	4,915,497

		8,168,370

TOTAL COMMON STOCK (Cost $123,802,532)		173,612,842

CASH EQUIVALENT — 0.4%
SEI Daily Income Trust, Government Fund, Cl A, 0.160% (A) (Cost $668,657)	668,657	668,657

TOTAL INVESTMENTS — 100.1% (Cost $124,471,189)†		$174,281,499

Percentages are based on Net Assets of $174,064,891.
(A)	Rate shown is the 7-day effective yield as of July 31, 2016

ADR — American Depositary Receipt

Cl — Class

†	At July 31, 2016, the tax basis cost of the Fund’s investments was $124,471,189, and the unrealized appreciation and depreciation were $51,602,744 and $(1,792,434), respectively.

As of July 31, 2016, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2016, there have been no transfers between Level 1 and Level 2 assets and liabilities. For the period ended July 31, 2016, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent semi-annual or annual financial statements.

HIM-QH-001-2600

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Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 29, 2016

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: September 29, 2016